5. Debt - Notes Payable (Details) - Quarterly (USD $)	12 Months Ended		15 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014	Mar. 31, 2014 Quarterly Member	Mar. 31, 2013 Quarterly Member	Dec. 31, 2013 Quarterly Member	Dec. 31, 2012 Quarterly Member	Dec. 31, 2013 Third-Party Payor [Member]	Dec. 31, 2012 Third-Party Payor [Member]	Dec. 31, 2013 Third-Party Payor [Member] Quarterly Member	Dec. 31, 2012 Third-Party Payor [Member] Quarterly Member	Dec. 31, 2013 Related Party [Member]	Dec. 31, 2012 Related Party [Member]	Dec. 31, 2013 Related Party [Member] Quarterly Member	Dec. 31, 2012 Related Party [Member] Quarterly Member
Beginning Balance, Notes Payable				$ 499,758	$ 529,311	$ 529,311	$ 872,534			$ 503,203	$ 739,534			$ 26,108	$ 133,000
Proceeds		247,000	221,655				221,655	160,000	120,000		160,000	61,655	127,000		61,655
Repayments	160,000	120,000				(29,553)	(151,878)			(24,197)	(116,331)			(5,356)	(35,547)
Conversion of note payable to convertible debt			244,133				(230,000)				(180,000)				(50,000)
Conversion of note payable to contributed capital							(183,000)				(100,000)				(83,000)
Ending Balance, Notes Payable						$ 499,758	$ 529,311			$ 479,006	$ 503,203			$ 20,752	$ 26,108